Schedule of restatement on consolidated financial statements (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Share based payments expense	$ 1,518,553	$ (567,204)	$ 460,603
Loss before income tax benefit	$ (4,314,231)	$ (1,941,033)	$ (3,891,586)
Diluted earnings (loss) per share	$ (2.63)	$ (1.49)	$ (3.69)
Accumulated losses	$ (50,131,797)	$ (47,155,401)
Total equity	$ 3,825,677	3,311,730	$ 4,989,957	$ 5,117,485
Previously stated [member]
IfrsStatementLineItems [Line Items]
Share based payments expense		(1,667,973)
Loss before income tax benefit		2,988,469
Loss after income tax benefit		$ 2,988,469
Diluted earnings (loss) per share		$ 2.30
Share option reserve		$ 2,801,886
Accumulated losses		(48,202,837)
Total equity		3,311,730
Restatement [member]
IfrsStatementLineItems [Line Items]
Share based payments expense		1,047,436
Loss before income tax benefit		(1,047,436)
Loss after income tax benefit		$ (1,047,436)
Diluted earnings (loss) per share		$ (0.81)
Share option reserve		$ (1,047,436)
Accumulated losses		1,047,436
Total equity
Currently stated [member]
IfrsStatementLineItems [Line Items]
Share based payments expense		(620,537)
Loss before income tax benefit		1,941,033
Loss after income tax benefit		$ 1,941,033
Diluted earnings (loss) per share		$ 1.49
Share option reserve		$ 1,754,450
Accumulated losses		(47,155,401)
Total equity		$ 3,311,730